SUBSEQUENT EVENT (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2026	Jun. 05, 2026	May 31, 2026	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
SUBSEQUENT EVENT
Aggregate consideration				$ 644,085	$ 13,147	$ 233,557
Share repurchase				$ 644,085	$ 13,147	$ 233,557
Subsequent Event
SUBSEQUENT EVENT
Repurchased common shares		1,226,033
Aggregate consideration		$ 40,700
Repurchased shares		15,514,638
Share repurchase		$ 40,700
Investment in private companies			$ 660,000
Subsequent Event | Maximum
SUBSEQUENT EVENT
Aggregate consideration	$ 100,000
Share repurchase	$ 100,000